Net Sales by Segment - Summary of Information on Geographical Area (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of geographical areas [line items]
Net sales	R$ 20,611,409	R$ 16,834,768	[1]	R$ 13,579,021	[1]
Non-current assets	8,332,845	6,554,343
Brazil [member]
Disclosure of geographical areas [line items]
Net sales	18,522,108	14,720,088		12,985,533
Non-current assets	8,238,016	6,550,243
Latin America [member]
Disclosure of geographical areas [line items]
Net sales	184,981	157,287		52,932
Non-current assets	23,140	2,170
North America [member]
Disclosure of geographical areas [line items]
Net sales	157,665	55,549		14
Non-current assets		244
Europe [member]
Disclosure of geographical areas [line items]
Net sales	1,719,262	1,836,739		538,148
Non-current assets	71,689	1,686
Asia and Other [member]
Disclosure of geographical areas [line items]
Net sales	R$ 27,393	R$ 65,105		R$ 2,395

[1]	For details on this restated, see note 24.